Other income, net	12 Months Ended
Dec. 31, 2025
Other income, net
Other income, net

17.Other income, net

Other income is primarily comprised of gains recognized for government grants which represent cash subsidies received from the PRC government and compensation related to live streaming broadcasters who breached the arrangement clause. For the years ended December 31, 2023, 2024 and 2025, the Company recognized government grants as other income amounting to RMB41,551, RMB27,992 and RMB19,895, respectively.